Consolidated Statement of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Revenue		$ 396,827	$ 331,037	$ 250,991
Other operating income		666	469	466
Operating expenses:
Technology and platform fees		(3,145)	(4,104)	(4,472)
Content cost		(4,297)	(3,834)	(3,712)
Cost of inventory sold		(85,808)	(46,650)	(5,507)
Personnel expenses, including share-based remuneration		(82,750)	(74,588)	(74,450)
Marketing and distribution expenses		(109,947)	(114,988)	(120,944)
Increase in loss allowance		(3,967)	(1,387)	(557)
Depreciation and amortization		(13,165)	(13,939)	(19,600)
Impairment of non-financial assets		(681)	(3,194)	(5,624)
Other operating expenses		(30,842)	(27,015)	(22,802)
Total operating expenses		(334,603)	(289,699)	(257,668)
Operating profit (loss)		62,890	41,808	(6,211)
Share of net loss of equity-accounted investees		0	(6)	(29,376)
Impairment of equity-accounted investee	[1]	0	0	(115,477)
Fair value gain on investments		89,838	1,500	116,561
Finance income		8,876	21,454	123
Finance expense		(644)	(39,729)	(6,912)
Foreign exchange gain (loss)		(963)	(1,157)	(1,814)
Net finance income (expense)		7,269	(19,432)	(8,603)
Income (loss) before income taxes		159,997	23,870	(43,106)
Continuing operations		(6,697)	(8,835)	(43)
Income (loss) from continuing operations		153,301	15,035	(43,149)
Loss from discontinued operations		0	0	(816)
Net income (loss) attributable to owners of the parent		$ 153,301	$ 15,035	$ (43,964)
ADS [member]
Earnings per ADS and per ordinary share for income (loss) from continuing operations:
Basic earnings per ADS (in dollars per share)		$ 1.72	$ 0.14	$ (0.37)
Diluted earnings per ADS (in dollars per share)		1.69	0.14	(0.37)
Earnings per ADS and per ordinary share for net income (loss):
Basic earnings per ADS (in dollars per share)		1.72	0.14	(0.38)
Diluted earnings per ADS (in dollars per share)		1.69	0.14	(0.38)
Ordinary shares [member]
Earnings per ADS and per ordinary share for income (loss) from continuing operations:
Basic earnings per ADS (in dollars per share)		0.86	0.07	(0.19)
Diluted earnings per ADS (in dollars per share)		0.84	0.07	(0.19)
Earnings per ADS and per ordinary share for net income (loss):
Basic earnings per ADS (in dollars per share)		0.86	0.07	(0.19)
Diluted earnings per ADS (in dollars per share)		$ 0.84	$ 0.07	$ (0.19)

[1]	For the year ended December 31, 2021, the share of net income (loss) of equity-accounted investees and the amount of impairment of equity-accounted investees have been adjusted, as disclosed in Note 1a.